Derivative Financial Instruments - Schedule of Swap Agreements That Will Fix the Floating Interest Rates Associated With Its Term Loan (Details) - Interest Rate Swaps	12 Months Ended
Dec. 31, 2021 USD ($)
July 2021 Term Loan One
Derivatives Fair Value [Line Items]
Designation Date	2021-07
Effective Date	2020-08
Initial Notional Amount	$ 557,500,000
Notional Amount Outstanding as of December 31, 2021	$ 557,500,000
Fixed Rate	2.507%
Expiration Date	2022-05
July 2021 Term Loan Two
Derivatives Fair Value [Line Items]
Designation Date	2021-07
Effective Date	2020-08
Initial Notional Amount	$ 89,863,420
Notional Amount Outstanding as of December 31, 2021	$ 99,722,020
Fixed Rate	3.0854%
Expiration Date	2023-02
December 2021 Term Loan One
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2020-08
Initial Notional Amount	$ 181,205,050
Notional Amount Outstanding as of December 31, 2021	$ 165,545,350
Fixed Rate	0.7775%
Expiration Date	2024-04
December 2021 Term Loan Two
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2020-08
Initial Notional Amount	$ 388,877,200
Notional Amount Outstanding as of December 31, 2021	$ 370,980,400
Fixed Rate	0.743%
Expiration Date	2024-04
December 2021 Term Loan Three
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2022-05
Initial Notional Amount	$ 220,130,318
Fixed Rate	0.517%
Expiration Date	2024-04
December 2021 Term Loan Four
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2022-05
Initial Notional Amount	$ 306,004,562
Fixed Rate	0.5127%
Expiration Date	2024-04
December 2021 Term Loan Five
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2024-04
Initial Notional Amount	$ 871,205,040
Fixed Rate	1.7258%
Expiration Date	2025-06
December 2021 Term Loan Six
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2024-04
Initial Notional Amount	$ 435,602,520
Fixed Rate	1.729%
Expiration Date	2025-06
December 2021 Term Loan Seven
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2024-04
Initial Notional Amount	$ 435,602,520
Fixed Rate	1.745%
Expiration Date	2025-06